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                             PRUDENTIAL VALUE FUND
                             Gateway Center Three
                              100 Mulberry Street
                             Newark, NJ 07102-4077

                               February 28, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

        Re:  Prudential Value Fund (File No. 33-9269)

Ladies and Gentlemen:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Prudential Value Fund (the "Fund") hereby certifies that:

     (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 23, 2001.

                                        Very truly yours,
                                        PRUDENTIAL VALUE FUND

                                        /s/ Jonathan D. Shain
                                        ---------------------
                                        Jonathan D. Shain
                                        Assistant Secretary




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